Leases	6 Months Ended
Sep. 30, 2022
Leases [Abstract]
Leases
6.	Leases
Lessor
Lease income for the six and three months ended September 30, 2021 and 2022 are as follows:

	Millions of yen
	Six months ended September 30, 2021	Six months ended September 30, 2022
Lease income—net investment in leases
Interest income	¥35,962	¥39,936
Other	998	1,147
Lease income—operating leases *	227,933	249,144

Total lease income	¥264,893	¥290,227

*
Gains from the disposition of real estate under operating leases included in operating lease revenues were ¥15,440 million and ¥12,487 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues were ¥10,798 million and ¥19,090 million, for the six months ended September 30, 2021 and 2022, respectively.

	Millions of yen
	Three months ended September 30, 2021	Three months ended September 30, 2022
Lease income—net investment in leases
Interest income	¥18,157	¥20,256
Other	429	614
Lease income—operating leases *	114,467	122,945

Total lease income	¥133,053	¥143,815

*
Gains from the disposition of real estate under operating leases included in operating lease revenues were ¥7,475 million and ¥2,766 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues were ¥5,731 million and ¥9,320 million, for the three months ended September 30, 2021 and 2022, respectively.

Lease income from net investment in leases is included in finance revenues in the consolidated statements of income. Gains and losses from the disposition of net investment in leases were not material for the six and three months ended September 30, 2021 and 2022.